SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of geographical areas [abstract]
Disclosure of detailed information about geographical areas [Table Text Block]
	Canada	Mexico	Total
Comprehensive loss

2020
Loss and comprehensive loss for the year	$5,315	$54,617	$59,932

2019 - Restated (note 2)
Loss and comprehensive loss for the year	$2,345	$42,322	$44,667

Non-current assets and liabilities

December 31, 2020
Taxes receivable	$—	$12,198	$12,198
Deposits	$73	$—	$73
Mineral property, plant, and equipment	$292	$38,717	$39,009

December 31, 2019 - Restated (note 2)
Taxes receivable	$—	$4,975	$4,975
Deposits	$72	$—	$72
Mineral property, plant and equipment	$412	$5,968	$6,380